INTANGIBLE AND OTHER ASSETS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Sheerness	Dec. 31, 2012 Sheerness	Jun. 30, 2012 Sundance A	Dec. 31, 2012 Sundance A	Dec. 31, 2011 Sundance A	Dec. 31, 2013 Sundance A
Goodwill and Intangible Assets Disclosure [Abstract]
Capital projects under development	571	34
PPAs	324	376		273	312		64		51
Deferred income tax assets and charges (Note 16)	223	167
Loans and advances1	183	196
Fair value of derivative contracts (Note 23)	112	187
Employee post-retirement benefits (Note 22)	16	11
Other	524	434
Intangibles and Other Assets	1,953	1,405
Note receivable
Notes receivable	226	236
Interest rate on notes receivable	6.75%
Current portion of note receivable	43	40
Amount related to PPAs which are included in intangibles and other assets
Cost	810	810		585	585		225		225
Accumulated Amortization	486	434		312	273		161		174
Net Book Value	324	376		273	312		64		51
Amortization expense	52	52	52
Expected annual amortization expense
2014	52
2015	52
2016	52
2017	52
2018	39
Pre-tax charges	2,499	1,917	2,178			(50)	30	20